UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21502

RMR HOSPITALITY AND REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET
NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President
RMR Hospitality and Real Estate Fund
400 Centre Street
Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan
State Street Bank and Trust Company
801 Pennsylvania Avenue, Tower II, 4th Floor
Kansas City, Missouri 64102

Elizabeth Watson, Esq.
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

RMR Hospitality and Real Estate Fund

Portfolio of Investments  –  March 31, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 98.2%
Real Estate Investment Trusts – 90.4%
Apartments – 4.5%
Apartment Investment & Management Co.	10,439	$373,821
Associated Estates Realty Corp.	5,600	64,064
BRE Properties, Inc.	6,000	273,360
Equity Residential	8,000	331,920
Essex Property Trust, Inc.	2,000	227,960
Home Properties, Inc.	10,500	503,895
		1,775,020
Diversified – 17.4%
CapLease, Inc.	41,404	321,709
Colonial Properties Trust	55,900	1,344,395
Cousins Properties, Inc.	10,000	247,100
Franklin Street Properties Corp.	3,000	42,960
iStar Financial, Inc.	6,000	84,180
Lexington Corporate Properties Trust	128,800	1,856,008
Liberty Property Trust	20,000	622,200
Mission West Properties, Inc.	3,000	28,350
National Retail Properties, Inc.	105,850	2,333,993
Washington Real Estate Investment Trust	300	10,026
		6,890,921
Health Care – 20.0%
HCP, Inc.	16,770	566,994
Health Care REIT, Inc.	75,740	3,418,146
LTC Properties, Inc.	10,000	257,100
Medical Properties Trust, Inc.	36,020	407,746
Nationwide Health Properties, Inc.	86,000	2,902,500
OMEGA Healthcare Investors, Inc.	7,700	133,672
Universal Health Realty Income Trust	7,600	253,080
		7,939,238
Hospitality – 14.1%
Ashford Hospitality Trust, Inc.	140,000	795,200
DiamondRock Hospitality Co.	23,350	295,845
Entertainment Properties Trust	18,800	927,404
FelCor Lodging Trust, Inc.	20,000	240,600
Hersha Hospitality Trust	38,100	344,043
Host Hotels & Resorts, Inc.	44,000	700,480
LaSalle Hotel Properties	11,200	321,776
Strategic Hotels & Resorts, Inc.	12,000	157,560
Sunstone Hotel Investors, Inc.	23,000	368,230
Supertel Hospitality, Inc.	267,130	1,415,789
		5,566,927
Industrial – 11.0%
AMB Property Corp.	1,000	54,420
DCT Industrial Trust, Inc.	16,600	165,336
EastGroup Properties, Inc.	6,000	278,760
First Industrial Realty Trust, Inc.	104,160	3,217,502
ProLogis	11,000	647,460
		4,363,478
Manufactured Homes – 0.4%
Sun Communities, Inc.	7,100	145,550
Mortgage – 0.2%
JER Investors Trust, Inc.	10,000	84,800

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Real Estate Investment Trusts – continued
Office – 12.3%
American Financial Realty Trust	121,500	$964,710
Brandywine Realty Trust	49,400	837,824
Corporate Office Properties Trust	11,500	386,515
Douglas Emmett, Inc.	8,300	183,098
Highwoods Properties, Inc.	45,000	1,398,150
Mack-Cali Realty Corp.	8,000	285,680
Parkway Properties, Inc.	22,200	820,512
		4,876,489
Retail – 6.8%
Cedar Shopping Centers, Inc.	22,000	256,960
Developers Diversified Realty Corp.	2,000	83,760
Equity One, Inc.	3,000	71,910
Glimcher Realty Trust	27,400	327,704
Pennsylvania Real Estate Investment Trust	20,000	487,800
Ramco-Gershenson Properties Trust	12,000	253,320
Realty Income Corp.	27,200	696,864
Simon Property Group, Inc.	3,000	278,730
Tanger Factory Outlet Centers, Inc.	5,000	192,350
Urstadt Biddle Properties, Inc.	2,900	45,617
		2,695,015
Specialty – 1.4%
Getty Realty Corp.	34,000	541,620
Storage – 2.3%
Extra Space Storage, Inc.	15,000	242,850
Sovran Self Storage, Inc.	8,100	345,951
U-Store-It Trust	29,100	329,703
		918,504
Total Real Estate Investment Trusts (Cost $38,628,177)		35,797,562
Other – 7.8%
Abingdon Investment, Ltd. (a)	200,000	1,208,000
American Capital Strategies, Ltd.	3,500	119,560
Brookfield Properties Corp.	5,000	96,550
Iowa Telecommunication Services, Inc.	20,800	368,784
MCG Capital Corp.	11,000	99,990
Seaspan Corp.	33,400	951,566
Wyndham Worldwide Corp. (b)	11,000	227,480
Total Other (Cost $3,747,125)		3,071,930
Total Common Stocks (Cost $42,375,302)		38,869,492
Preferred Stocks – 51.1%
Real Estate Investment Trusts – 50.6%
Apartments – 1.4%
Apartment Investment & Management Co., Series U	24,000	543,120
Diversified – 2.5%
Digital Realty Trust, Inc., Series A	15,000	344,850
Duke Realty Corp., Series O	4,000	98,400
LBA Realty LLC, Series B	30,000	540,900
		984,150
Health Care – 6.5%
Health Care REIT, Inc., Series F	40,000	959,600
Health Care REIT, Inc., Series G	20,000	650,000
LTC Properties, Inc., Series F	40,000	967,200
		2,576,800

See notes to portfolio of investments.

Company	Shares or Principal Amount	Value
Preferred Stocks – continued
Real Estate Investment Trusts – continued
Hospitality – 30.5%
Ashford Hospitality Trust, Series A	46,000	$851,000
Ashford Hospitality Trust, Series D	70,000	1,274,000
Eagle Hospitality Properties Trust, Inc., Series A	28,000	280,000
FelCor Lodging Trust, Inc., Series C	60,000	1,179,000
Hersha Hospitality Trust, Series A	52,000	1,118,000
Host Marriott Corp., Series E	100,000	2,515,000
Innkeepers USA Trust, Series C	27,000	351,000
LaSalle Hotel Properties, Series D	50,000	1,076,000
LaSalle Hotel Properties, Series E	62,200	1,358,759
LaSalle Hotel Properties, Series G	10,000	195,000
Strategic Hotels & Resorts, Inc., Series A	10,000	188,500
Strategic Hotels & Resorts, Inc., Series C	40,000	752,600
Sunstone Hotel Investors, Inc., Series A	50,000	937,500
		12,076,359
Office – 7.9%
Alexandria Real Estate Equities, Inc., Series C	60,000	1,528,800
SL Green Realty Corp., Series D	70,000	1,605,100
		3,133,900
Retail – 1.8%
Cedar Shopping Centers, Inc., Series A	32,000	739,840
Total Real Estate Investment Trusts (Cost $23,265,491)		20,054,169
Other – 0.5%
Hilltop Holdings, Inc., Series A	9,600	201,984
Total Other (Cost $201,581)		201,984
Total Preferred Stocks (Cost $23,467,072)		20,256,153
Debt Securities – 11.4%
Hospitality – 11.4%
American Real Estate Partners LP, 8.125%, 06/01/2012	$2,000,000	1,950,000
FelCor Lodging LP, 8.50%, 06/01/2011 (c)	1,600,000	1,568,000
Six Flags, Inc., 9.75%, 04/15/2013	1,760,000	1,012,000
Total Debt Securities (Cost $5,269,256)		4,530,000
Other Investment Companies – 8.2%
Alpine Total Dynamic Dividend Fund	36,600	589,260
Cohen & Steers Premium Income Realty Fund, Inc.	16,962	262,233
Cohen & Steers REIT and Preferred Income Fund, Inc.	14,500	281,300
Eaton Vance Enhanced Equity Income Fund II	22,700	387,035
LMP Real Estate Income Fund, Inc.	39,379	578,477
Neuberger Berman Real Estate Securities Income Fund, Inc.	66,952	694,292
The Zweig Total Return Fund, Inc.	94,700	439,408
Total Other Investment Companies (Cost $4,090,800)		3,232,005
Rights – 0.0%
MCG Capital Corp expiring 04/18/2008 (d) (Cost $0)	1,571	1,681
Short-Term Investments – 0.3%
Other Investment Companies – 0.3%
Dreyfus Cash Management, Institutional Shares, 3.32% (e) (Cost $107,982)	107,982	107,982
Total Investments – 169.2% (Cost $75,310,412) (f)		66,997,313
Other assets less liabilities – 1.5%		604,668
Preferred Shares, at liquidation preference – (70.7)%		(28,000,000)
Net Assets applicable to common shareholders – 100%		$39,601,981

See notes to portfolio of investments.

RMR Hospitality and Real Estate Fund

Portfolio of Investments  –  March 31, 2008 (unaudited)

Notes to Portfolio of Investments

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.1% of net assets).
(b)	A hospitality company.
(c)	Also a Real Estate Investment Trust.
(d)	As of March 31, 2008, this security had not paid a distribution.
(e)	Rate reflects 7 day yield as of March 31, 2008.
(f)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2008, are as follows:

Cost	$75,310,412

Gross unrealized appreciation	$4,622,802

Gross unrealized depreciation	(12,935,901)

Net unrealized depreciation	$(8,313,099)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Information regarding FAS 157

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized broker quotes, company financial information and other market indicators to value the securities whose prices were not readily available.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$65,509,303
Level 2 - Other significant observable inputs	280,000
Level 3 – Significant unobservable inputs	1,208,000
Total	$66,997,313

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities Characterized as Level 3
Balance as of 12/31/07	$1,592,000
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	(384,000)
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance, as of 03/31/08	$1,208,000
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$(384,000)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR HOSPITALITY AND REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 27, 2008